CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development expenses, net	$ 7,283	$ 5,060	$ 22,045	$ 15,018	$ 19,095
General and administrative expenses	3,813	1,653	11,599	4,472	4,614
Operating loss	11,096	6,713	33,644	19,490	23,709
Financial expenses	4,734	974	20,259	718	155
Financial income	(349)	(296)	(1,042)	(1,197)	(1,193)
Loss before taxes on income	15,481	7,391	52,861	19,011
Taxes on income	26	0	70	0	0
Net Loss	15,507	7,391	52,931	19,011	22,671
Items that will be reclassified subsequently to profit or loss:
Actuarial net loss of defined benefit plans	83	0	(2)	35	20
Changes in the fair value of available for sale financial assets	(33)	49	9	34	0
Total comprehensive loss	$ 15,557	$ 7,440	$ 52,938	$ 19,080	$ 22,691
Net loss per share:
Basic and diluted net loss per share (in dollars per share)	$ 0.62	$ 10.78	$ 10.53	$ 27.56	$ 32.86
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	25,038,261	689,898	5,025,213	689,898	689,898